FINANCIAL RISK FACTORS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RISK FACTORS
Assets, transfer from Level 1 to level 2	$ 0	$ 0
Assets, transfer from Level 2 to level 1	0	0
Liabilities transfer from Level 1 to level 2	0	0
Liabilities, transfer from Level 2 to level 1	0	0
Assets transfer Level 3	0	0
Liabilities, transfer from Level 3	$ 0	$ 0